Stockholders’ Equity (Deficit) - Schedule of Ordinary Shares Issued Upon the Reverse Recapitalization (Details)	Dec. 31, 2024 shares
Stockholders’ Equity (Deficit) [Abstract]
UPTD’s Common Stock outstanding prior to Reverse Recapitalization	2,329,920
Less: redemption of UPTD’s Common Stock	(628,688)
Total shares issued upon the Reverse Recapitalization	1,701,232